Capital Leases (Details)	Dec. 31, 2015 USD ($)
2016	$ 10,502
2017	4,167
2018	4,167
2019	2,436
Total minimum lease payments	21,272
Capital Lease Principal [Member]
2016	9,752
2017	3,824
2018	3,983
2019	2,404
Total minimum lease payments	19,963
Capital Lease Interest [Member]
2016	750
2017	343
2018	184
2019	32
Total minimum lease payments	$ 1,309